Derivative Financial Instruments and Hedge Accounting - Summary of Average of Hedge Ratio for Each Type of Hedge Accounting (Details)	Dec. 31, 2022	Dec. 31, 2021
Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	14,692,854,000,000	10,615,352,000,000
Average interest rate	4.43%	1.18%
Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,240.59	1,150.3
Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,387.71	1,409.23
Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	890.17	859.41
Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,537.85	1,557.47
Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	7,832,540,000,000	7,608,514,000,000
Average interest rate	3.54%	1.21%
Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,202.02	1,152.89
Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,362.51	1,351.76
Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	853.4	853.4
Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	866.14	866.14
Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	92,511,000,000	91,636,000,000
Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,071	1,071
Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,465.26	1,465.26
1 year | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	5,612,378,000,000	2,223,113,000,000
Average interest rate	4.17%	0.94%
1 year | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,197.01	1,144.74
1 year | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,363.42	1,359.59
1 year | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	886.23	859.41
1 year | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,617.02	1,554.65
1 year | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	3,033,420,000,000	4,150,546,000,000
Average interest rate	2.90%	1.01%
1 year | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,178.13	1,159.92
1 year | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,321	1,312.75
1 year | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
1 year | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	866.14	0
1 year | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	65,012,000,000	91,636,000,000
1 year | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,071	1,071
1 year | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	1,465.26
2 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	1,921,072,000,000	1,423,760,000,000
Average interest rate	4.52%	1.23%
2 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,262.56	1,154.78
2 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,373.32	1,363.95
2 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	895.76	0
2 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
2 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	892,720,000,000	1,763,372,000,000
Average interest rate	2.60%	1.51%
2 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,196.8	1,178.13
2 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,364	1,321
2 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	856.4	0
2 years | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	866.14
2 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	27,499,000,000	0
2 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
2 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,465.26	0
3 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	2,701,675,000,000	967,376,000,000
Average interest rate	4.64%	1.04%
3 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,276.7	1,169.72
3 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	1,394.84
3 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
3 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,535.25	0
3 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	1,846,139,000,000	322,735,000,000
Average interest rate	4.42%	2.06%
3 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,166.24	1,145.05
3 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,374.73	1,364
3 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	851.5	856.4
3 years | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
3 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	0
3 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
3 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	1,883,332,000,000	2,153,200,000,000
Average interest rate	4.56%	1.16%
4 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,436.86	0
4 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	1,620.05
4 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	771,585,000,000	641,733,000,000
Average interest rate	4.62%	1.87%
4 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,225.35	1,139.4
4 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	1,374.73
4 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	851.5
4 years | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	0
4 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	426,551,000,000	1,428,673,000,000
Average interest rate	4.36%	1.06%
5 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	1,458.92
5 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	1,078,676,000,000	580,128,000,000
Average interest rate	4.95%	1.84%
5 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,252.61	1,123.13
5 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	0
5 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	2,147,846,000,000	2,419,230,000,000
Average interest rate	4.64%	1.39%
Over 5 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	210,000,000,000	150,000,000,000
Average interest rate	3.99%	2.12%
Over 5 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	0
Over 5 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0